Debt and Capital Structure - Schedule Remaining Principal Amounts of Unsecured Notes (Details) - Long-Term Debt $ in Millions, $ in Millions	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 7,140		$ 8,537
Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		2,000		2,000
Unsecured Notes | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 3,802	$ 5,140	$ 4,827	6,537
5.38% due July 15, 2025 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.38%	5.38%
Total debt principal	$ 133	$ 181	133	181
4.25% due April 15, 2027 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.25%	4.25%
Total debt principal	$ 373	$ 505	373	505
4.40% due April 15, 2029 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.40%	4.40%
Total debt principal	$ 183	$ 247	240	324
2.65% due January 15, 2032 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	2.65%	2.65%
Total debt principal	$ 500	$ 676	500	677
5.25% due June 15, 2037 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.25%	5.25%
Total debt principal	$ 333	$ 450	583	790
6.80% due September 15, 2037 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	6.80%	6.80%
Total debt principal	$ 191	$ 259	387	524
6.75% due November 15, 2039 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	6.75%	6.75%
Total debt principal	$ 652	$ 881	935	1,267
4.45% due September 15, 2042 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.45%	4.45%
Total debt principal	$ 91	$ 123	97	131
5.20% due September 15, 2043 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.20%	5.20%
Total debt principal	$ 27	$ 36	29	39
5.40% due June 15, 2047 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.40%	5.40%
Total debt principal	$ 569	$ 768	800	1,083
3.75% due February 15, 2052 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.75%	3.75%
Total debt principal	$ 750	$ 1,014	$ 750	1,016
3.60% due March 10, 2027 | Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.60%	3.60%
Total debt principal		$ 750		750
3.50% due February 7, 2028 | Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.50%	3.50%
Total debt principal		$ 1,250		$ 1,250